Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leases
Rental expense on operating lease	$ 363	$ 351	$ 1,468	$ 1,353	$ 1,205